Amounts receivable - Schedule of Amount Receivable (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
HST	$ 586,554	$ 105,785
Other receivables	8,386	43,972
Total amounts receivable	$ 594,940	$ 149,757